Segment Information - Disclosure of detailed information of non-current assets by geography (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Non-current assets	$ 3,424,140	$ 3,659,297
Norway
Disclosure of geographical areas [line items]
Non-current assets	1,856,112	1,922,840
Brazil
Disclosure of geographical areas [line items]
Non-current assets	775,764	829,180
Netherlands
Disclosure of geographical areas [line items]
Non-current assets	277,567	288,823
Canada
Disclosure of geographical areas [line items]
Non-current assets	365,608	357,237
United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	69,606	172,374
Other
Disclosure of geographical areas [line items]
Non-current assets	79,483	88,843
Operating segments | FPSO Segment
Disclosure of geographical areas [line items]
Non-current assets	881,122	1,115,860
Operating segments | FPSO Segment | Norway
Disclosure of geographical areas [line items]
Non-current assets	482,441	560,469
Operating segments | FPSO Segment | Brazil
Disclosure of geographical areas [line items]
Non-current assets	367,477	443,559
Operating segments | FPSO Segment | Netherlands
Disclosure of geographical areas [line items]
Non-current assets	0	0
Operating segments | FPSO Segment | Canada
Disclosure of geographical areas [line items]
Non-current assets	0	0
Operating segments | FPSO Segment | United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	31,204	111,832
Operating segments | FPSO Segment | Other
Disclosure of geographical areas [line items]
Non-current assets	0	0
Operating segments | Shuttle Tanker Segment
Disclosure of geographical areas [line items]
Non-current assets	2,011,296	1,981,097
Operating segments | Shuttle Tanker Segment | Norway
Disclosure of geographical areas [line items]
Non-current assets	1,171,584	1,145,344
Operating segments | Shuttle Tanker Segment | Brazil
Disclosure of geographical areas [line items]
Non-current assets	406,665	385,621
Operating segments | Shuttle Tanker Segment | Netherlands
Disclosure of geographical areas [line items]
Non-current assets	0	0
Operating segments | Shuttle Tanker Segment | Canada
Disclosure of geographical areas [line items]
Non-current assets	365,608	357,237
Operating segments | Shuttle Tanker Segment | United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	38,402	60,542
Operating segments | Shuttle Tanker Segment | Other
Disclosure of geographical areas [line items]
Non-current assets	29,037	32,353
Operating segments | FSO Segment
Disclosure of geographical areas [line items]
Non-current assets	185,475	213,711
Operating segments | FSO Segment | Norway
Disclosure of geographical areas [line items]
Non-current assets	135,029	157,221
Operating segments | FSO Segment | Brazil
Disclosure of geographical areas [line items]
Non-current assets	0	0
Operating segments | FSO Segment | Netherlands
Disclosure of geographical areas [line items]
Non-current assets	0	0
Operating segments | FSO Segment | Canada
Disclosure of geographical areas [line items]
Non-current assets	0	0
Operating segments | FSO Segment | United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	0	0
Operating segments | FSO Segment | Other
Disclosure of geographical areas [line items]
Non-current assets	50,446	56,490
Operating segments | UMS Segment
Disclosure of geographical areas [line items]
Non-current assets	58,368	59,806
Operating segments | UMS Segment | Norway
Disclosure of geographical areas [line items]
Non-current assets	58,368	59,806
Operating segments | UMS Segment | Brazil
Disclosure of geographical areas [line items]
Non-current assets	0	0
Operating segments | UMS Segment | Netherlands
Disclosure of geographical areas [line items]
Non-current assets	0	0
Operating segments | UMS Segment | Canada
Disclosure of geographical areas [line items]
Non-current assets	0	0
Operating segments | UMS Segment | United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	0	0
Operating segments | UMS Segment | Other
Disclosure of geographical areas [line items]
Non-current assets	0	0
Operating segments | Towage Segment
Disclosure of geographical areas [line items]
Non-current assets	277,567	288,823
Operating segments | Towage Segment | Norway
Disclosure of geographical areas [line items]
Non-current assets	0	0
Operating segments | Towage Segment | Brazil
Disclosure of geographical areas [line items]
Non-current assets	0	0
Operating segments | Towage Segment | Netherlands
Disclosure of geographical areas [line items]
Non-current assets	277,567	288,823
Operating segments | Towage Segment | Canada
Disclosure of geographical areas [line items]
Non-current assets	0	0
Operating segments | Towage Segment | United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	0	0
Operating segments | Towage Segment | Other
Disclosure of geographical areas [line items]
Non-current assets	0	0
Corporate/Other
Disclosure of geographical areas [line items]
Non-current assets	10,312	0
Corporate/Other | Norway
Disclosure of geographical areas [line items]
Non-current assets	8,690	0
Corporate/Other | Brazil
Disclosure of geographical areas [line items]
Non-current assets	1,622	0
Corporate/Other | Netherlands
Disclosure of geographical areas [line items]
Non-current assets	0	0
Corporate/Other | Canada
Disclosure of geographical areas [line items]
Non-current assets	0	0
Corporate/Other | United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	0	0
Corporate/Other | Other
Disclosure of geographical areas [line items]
Non-current assets	$ 0	$ 0